SUNAMERICA SERIES, INC.

Incorporated herein by reference is the definitive version of the SunAmerica Series, Inc. SunAmerica Focused Portfolios’ prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 17, 2013 (SEC Accession No. 0001193125-13-248684).